Subsequent Events (Details) - Parent - TWG Holdings Limited - Subsequent Event	Jan. 08, 2018 USD ($) $ / shares
Subsequent Event [Line Items]
Shares issued for consideration (in shares)	$ 10,400,000
Shares issued for consideration, percentage of outstanding shares	19.80%
Closing share price (in dollars per share) | $ / shares	$ 95.4762
Minimum cash consideration	$ 800,000,000
Maximum cash consideration	1,000,000,000
Value of transaction equity value	1,900,000,000
Value of transaction enterprise value	2,500,000,000
Repayment of debt	$ 591,300,000
Minimum
Subsequent Event [Line Items]
Percentage of closing share price used to determine cash consideration	10.00%
Maximum
Subsequent Event [Line Items]
Percentage of closing share price used to determine cash consideration	20.00%